SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
EQUITY
NOTE 12:-	SHAREHOLDERS’ EQUITY

The Company's shares are listed for trade on the NASDAQ Global Select Market under the symbol "RDWR".

a.	Rights of shares:

Ordinary Shares:

The ordinary shares confer upon the holders the right to receive notice to participate and vote in shareholders meetings of the Company and to receive dividend, if declared.

b.	Treasury shares:

In May 2020, the Company’s Board of Directors authorized a new plan for the repurchase of up to an aggregate of $56,800 of the Company’s ordinary shares in the open market, subject to normal trading restrictions, or in privately negotiated transactions.

In February 2021, the Company’s Board of Directors authorized a new plan for the repurchase of up to an aggregate of $80,000 of the Company’s ordinary shares in the open market, subject to normal trading restrictions, or in privately negotiated transactions.

In March 2022, the Company’s Board of Directors authorized a new plan (the “2022 Plan”) for the repurchase of up to an aggregate of $80,000 of the Company’s ordinary shares in the open market, subject to normal trading restrictions, or in privately negotiated transactions.

In August 2022, the Company’s Board of Directors authorized an increase in the repurchase authority under the 2022 Plan by an additional $20,000, to a total of up to $100,000. The 2022 Plan will expire on October 31, 2023.

c.	Dividends:

Dividends, if any, will be paid in NIS. Dividends paid to shareholders outside Israel may be converted to U.S. dollars on the basis of the exchange rate prevailing at the date of the conversion. The Company does not intend to pay cash dividends in the foreseeable future.

d.	Radware Ltd. Share Option Plans:

The Company has two share option plans, the Company's Key Employee Share Incentive Plan (1997) as amended and restated (the "1997 Plan") and the Directors and Consultants Option Plan (the "DC Plan" and together with the 1997 Plan, Share Option Plans"). Under the Share Option Plans, options may be granted to officers, directors, employees and consultants of the Group. The exercise price per share under the Share Option Plans was generally not less than the market price of an ordinary share at the date of grant. The options vest primarily over four years. Each option is exercisable for one ordinary share. Any options, which are forfeited or not exercised before expiration, become available for future grants.

Pursuant to the Share Option Plans, the Company reserved for issuance 34,412,967 ordinary shares.

RSUs:

In addition to granting share options, since 2013, the Company started to routinely grant RSUs under the 1997 Plan. RSUs vest primarily over a four-year period of employment. RSUs that are cancelled or forfeited become available for future grants.

The number of “Reserved and Authorized Shares” under the Equity Plans shall equal the sum of (i) the number of ordinary shares reserved and authorized under the Equity Incentive, and other awards granted under the Equity Incentive Plans as of such date, and (ii) the number of ordinary shares reserved.

As of December 31, 2022, the number of Reserved and Authorized Shares under the Equity Incentive Plans is as detailed below:

2022

Share options exercised and outstanding	27,904,469
RSUs vested and outstanding	5,942,212
Ordinary shares available for issuance under the Equity Incentive Plans	566,286

Total reserved and authorized shares as of December 31, 2022	34,412,967

A summary of employees and directors options activity under the Company's Share Option Plans as of December 31, 2022 is as follows:

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2022	2,150,312	$24.17	3.39	$37,566
Granted	250,284	25.55
Exercised	(155,406)	17.61
Expired	(26,775)	21.32
Forfeited	(260,386)	23.40

Outstanding at December 31, 2022	1,958,029	$25.01	3.15	$-

Exercisable at December 31, 2022	1,032,328	$24.29	2.41	$-

Vested and expected to vest at December 31, 2022	1,908,623	$24.98	3.15	$-

The weighted-average grant-date fair value of options granted during the years ended December 31, 2022, 2021 and 2020 was $6.77, $6.87 and $4.74, respectively.

As of December 31, 2022, there was approximately $4,091 of total unrecognized compensation costs related to non-vested share-based compensation arrangements granted under the Company's Share Option plans. That cost is expected to be recognized over a weighted-average period of 1.61 years.

The total intrinsic value of options exercised during the years 2022, 2021 and 2020 was $1,894, $14,003 and $13,335, respectively.

The aggregate intrinsic value of the outstanding share options at December 31, 2022 and 2021, amounted to nil and 2,150,312, respectively, outstanding options that are in-the-money as of such dates. 1,958,029 outstanding options were out-of-the-money as of December 31, 2022.

The options outstanding under the Company's Share Option Plans as of December 31, 2022, have been separated into ranges of exercise price as follows:

December 31, 2022
Outstanding				Exercisable
		Weighted
		average	Weighted		Weighted
Ranges of		remaining	average		average
exercise	Number of	contractual	exercise	Number of	exercise
price	options	life (years)	price	options	price

$20.26-24.89	1,381,402	3.13	$23.22	767,214	$23.18
$25.25-29.10	370,385	2.73	$27.10	225,114	$26.59
$32.71-35.43	206,242	4.11	$33.20	40,000	$32.71

	1,958,029			1,032,328

The following table summarizes information relating to the number of RSUs, as well as changes to such awards during 2022:

Year ended December 31,
2022

Outstanding at January 1, 2022	2,220,311
Granted	1,947,499
Vested	(549,447)
Forfeited	(507,157)

Outstanding as of December 31, 2022	3,111,206

As of December 31, 2022, there was approximately $60,405 of total unrecognized compensation costs related to non-vested RSUs granted under the Company's Share Options Plans. That cost is expected to be recognized over a weighted-average period of 1.69 years.

The weighted-average grant date fair value of RSUs granted during the year ended December 31, 2022, 2021 and 2020 were $21.31, $32.57 and $22.54, respectively.

The weighted-average grant date fair value of RSUs vested during the year ended December 31, 2022, 2021 and 2020 were $23.65, $21.77 and $18.18, respectively.

The weighted-average grant date fair value of RSUs forfeited during the year ended December 31, 2022, 2021 and 2020 were $22.88, $24.32 and $23.24, respectively.

Share-based compensation was recorded in the following items within the consolidated statements of income (loss):

	Year ended December 31,
	2022	2021	2020

Cost of revenues	$399	$236	$188
Research and development, net	7,215	5,412	4,409
Sales and marketing	11,196	8,811	8,315
General and administrative	7,286	3,115	3,633

Total expenses	$26,096	$17,574	$16,545

e.	Skyhawk (CNP) Security Ltd. Share Option Plans:

On April 12, 2022, the board of directors of Skyhawk Security established the Skyhawk (CNP) Security Ltd. 2022 Share Incentive Plan (the "Skyhawk Plan"). Under the Skyhawk Plan, options may be granted to officers, directors, employees and consultants of Skyhawk Security. The exercise price per share under the Skyhawk Plan was generally not less than the fair value of an ordinary share at the date of grant. The options vest primarily over four years. Each option is exercisable for one ordinary share. Any options, which are forfeited or not exercised before expiration, become available for future grants.

As of December 31, 2022, there was approximately $5,941 of total unrecognized compensation costs related to non-vested share-based compensation arrangements granted under the Skyhawk Plan. That cost is expected to be recognized over a weighted-average period of 1.61 years.

Share-based compensation was recorded in the following items within the consolidated statements of income (loss):

Year ended December 31, 2022

Cost of revenues	$-
Research and development, net	77
Sales and marketing	45
General and administrative	1,135

Total expenses	$1,257

A summary of employees and directors options activity under the Skyhawk Share Option Plans as of December 31, 2022 is as follows:

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2022	-	$-	-	-
Granted	20,467,841	0.33
Exercised	-	-	-	-
Expired	-	-	-	-
Forfeited	(125,848)	0.48	-	-

Outstanding at December 31, 2022	20,341,993	$0.33	6.43	-

Exercisable at December 31, 2022	-	$-	-	-

Vested and expected to vest at December 31, 2022	20,341,993	$0.33	6.43	-